 STRATEGIC INCOME FUND
PAINEWEBBER
             PERFORMANCE RESULTS (UNAUDITED)

                        NET ASSET VALUE                  TOTAL RETURN/1/
                -------------------------------- --------------------------------
                                                     12 MONTHS        6 MONTHS
                 11/30/96 05/31/96   11/30/95     ENDED 11/30/96   ENDED 11/30/96
---------------------------------------------------------------------------------
Class A
 Shares          $ 9.37    $ 8.90    $ 8.85             15.60%          9.32%
---------------------------------------------------------------------------------
Class B
 Shares            9.36      8.89      8.85             14.69           8.92
---------------------------------------------------------------------------------
Class C
 Shares            9.37      8.89      8.85             15.07           9.17
---------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                 NET ASSET VALUE
                ------------------ CAPITAL GAINS                       TOTAL
PERIOD COVERED  BEGINNING   ENDING  DISTRIBUTED  DIVIDENDS PAID/2/   RETURN/1/
---------------------------------------------------------------------------------
02/07/94 -
  12/31/94       $10.00    $ 8.56    $ --             $0.5792          (8.76)%
---------------------------------------------------------------------------------
1995               8.56      8.79      --              0.9392          14.12
---------------------------------------------------------------------------------
01/01/96 -
  11/30/96         8.79      9.37      --              0.5782          13.67
---------------------------------------------------------------------------------
                            Total:    $0.0000         $2.0966
---------------------------------------------------------------------------------
                          CUMULATIVE TOTAL RETURN AS OF 11/30/96 :     18.36%
---------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                 NET ASSET VALUE
                ------------------ CAPITAL GAINS                       TOTAL
PERIOD COVERED  BEGINNING   ENDING  DISTRIBUTED  DIVIDENDS PAID/2/   RETURN/1/
---------------------------------------------------------------------------------
02/07/94 -
  12/31/94       $10.00    $ 8.55    $ --             $0.5242          (9.41)%
---------------------------------------------------------------------------------
1995               8.55      8.78      --              0.8733          13.29
---------------------------------------------------------------------------------
01/01/96 -
  11/30/96         8.78      9.36      --              0.5218          12.98
---------------------------------------------------------------------------------
                            Total:    $0.0000         $1.9193
---------------------------------------------------------------------------------
                          CUMULATIVE TOTAL RETURN AS OF 11/30/96 :     15.95%
---------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES

                 NET ASSET VALUE
                ------------------ CAPITAL GAINS                       TOTAL
PERIOD COVERED  BEGINNING   ENDING  DISTRIBUTED  DIVIDENDS PAID/2/   RETURN/1/
---------------------------------------------------------------------------------
02/07/94 -
  12/31/94       $10.00    $ 8.56    $ --             $0.5424          (9.13)%
---------------------------------------------------------------------------------
1995               8.56      8.79      --              0.8951          13.56
---------------------------------------------------------------------------------
01/01/96 -
  11/30/96         8.79      9.37      --              0.5404          13.20
---------------------------------------------------------------------------------
                            Total:    $0.0000         $1.9779
---------------------------------------------------------------------------------
                          CUMULATIVE TOTAL RETURN AS OF 11/30/96 :     16.82%
---------------------------------------------------------------------------------

/1/Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included.
/2/Includes foreign exchange gain distributions, if any.

 The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER
 STRATEGIC INCOME FUND
              PORTFOLIO OF INVESTMENTS                        NOVEMBER 30, 1996

 PRINCIPAL
  AMOUNT                                    MATURITY                 INTEREST
   (000)                                     DATES                    RATES              VALUE
 ---------                            --------------------      ------------------    -----------
 U.S. GOVERNMENT AND AGENCY
  OBLIGATIONS - 26.87%
 FEDERAL NATIONAL MORTGAGE ASSOCIATION CERTIFICATES -
   25.32%
 $ 12,374  FNMA....................     03/01/26 to 11/01/26               7.000%     $12,280,712
    3,953  FNMA....................     01/01/26 to 10/01/26               7.500        3,998,232
                                                                                      -----------
 Total Federal National Mortgage
  Association Certificates
  (cost - $15,812,451)..............                                                   16,278,944
                                                                                      -----------
 SHORT-TERM U.S. GOVERNMENT
  OBLIGATION - 1.55%
    1,000  United States Treasury
            Bills (cost -
             $997,435).............           12/19/96                     5.130@         997,435
                                                                                      -----------
 Total U.S. Government and Agency
  Obligations
  (cost - $16,809,886)..............                                                   17,276,379
                                                                                      -----------
 GLOBAL DEBT SECURITIES - 22.01%
 Brazil - 4.84%
    2,325  Federal Republic of
            Brazil DCB.............           04/15/12                  6.563++++       1,720,500
    2,200  Federal Republic of
            Brazil PAR.............           04/15/24                  4.250(b)        1,394,250
                                                                                      -----------
                                                                                        3,114,750
                                                                                      -----------
 Mexico - 4.66%
    3,540  United Mexican States,
            DISC(1)................           12/31/19             6.375 to 6.391++++   2,995,725
                                                                                      -----------
 Poland - 4.84%
    3,610  Republic of Poland, PDI.           10/27/14                  4.000(b)        3,113,625
                                                                                      -----------
 Spain - 2.57%
  181,060* Government of Spain.....           03/25/00                 12.250           1,651,540
                                                                                      -----------
 United Kingdom - 5.10%
    1,730* United Kingdom Gilt.....     07/14/00 to 12/07/15        8.000 to 13.000     3,275,888
                                                                                      -----------
 Total Global Debt Securities
  (cost - $11,570,722)..............                                                   14,151,528
                                                                                      -----------
 HIGH YIELD SECURITIES - 45.10%
 CORPORATE BONDS - 42.21%
 Airlines - 0.87%
      500  Airplane Pass Through
            Trust..................           03/15/19                 10.875             557,500
      750# USAfrica Airways
            Incorporated++.........           05/31/99                 12.000(a)                0
                                                                                      -----------
                                                                                          557,500
                                                                                      -----------
 Cable - 2.13%
    1,250  Telewest PLC............           10/01/07                 11.000+            846,875
    1,000  UIH Australia Pacific
            Incorporated...........           05/15/06                 14.000+            525,000
                                                                                      -----------
                                                                                        1,371,875
                                                                                      -----------
 Communications - 6.82%
      880  GST Telecommunications
            Incorporated...........           12/15/05                 13.875+            514,800
      150  Intelcom Group USA
            Incorporated**.........           09/15/05                 13.500+            103,500
    1,000  Paging Network
            Incorporated...........           10/15/08                 10.000           1,000,000
    1,250  RSL Communications
            Limited**..............           11/15/06                 12.250           1,250,000
      375  Shared Technologies
            Fairchild**............           03/01/06                 12.250+            308,438
    2,000  Viatel Incorporated.....           01/15/05                 15.000+          1,210,000
                                                                                      -----------
                                                                                        4,386,738
                                                                                      -----------
 Consumer Manufacturing - 3.18%
      900  Apparel Ventures
            Incorporated...........           12/31/00                 12.250             684,000
      653  Chattem Incorporated....           06/15/04                 12.750             688,915
    1,000  Decorative Home Accents.           06/30/02                 13.000             670,000
                                                                                      -----------
                                                                                        2,042,915
                                                                                      -----------

PAINEWEBBER
 STRATEGIC INCOME FUND

 PRINCIPAL
  AMOUNT                                  MATURITY       INTEREST
   (000)                                    DATES         RATES        VALUE
 ---------                             --------------  -----------  -----------
 CORPORATE BONDS - (CONCLUDED)
 Energy - 2.24%
 $    500  Parker Drilling Company..      11/15/06       9.750%     $   517,500
      850  TransTexas Gas
            Corporation.............      06/15/02      11.500          922,250
                                                                    -----------
                                                                      1,439,750
                                                                    -----------
 Entertainment - 0.71%
      496  United Artists Theatre
            Circuit.................      07/01/15       9.300          456,212
                                                                    -----------
 Finance - 1.53%
    1,000  Imperial Credit
            Industries..............      01/15/04       9.750          985,000
                                                                    -----------
 Food & Beverage - 2.94%
    3,000  Iowa Select Farms++......      02/15/04      17.250+       1,893,000
                                                                    -----------
 Gaming - 1.81%
    1,106# Grand Palais Casino
            Incorporated++..........      11/01/97      18.250(a)             0
      850  PRT Funding Incorporated.      04/15/04      11.625          697,000
    1,122  Sam Houston Race Park
            Limited.................      09/01/01      11.000          465,605
                                                                    -----------
                                                                      1,162,605
                                                                    -----------
 General Industrial - 6.01%
      997  Alpine Group.............      07/15/03      12.250        1,086,730
      500  EKCO Group Incorporated..      04/01/06       9.250          485,000
    1,000  Jordan Industries........      08/01/05      11.750+         770,000
    1,000  Poindexter JB
            Incorporated............      05/15/04      12.500          980,000
      500  Polysindo International
            Finance Company B.V.....      06/15/06      11.375          537,500
                                                                    -----------
                                                                      3,859,230
                                                                    -----------
 Media - 4.82%
      500  Affiliated Newspapers....      07/01/06      13.250+         402,500
    1,000  Grupo Televisa S.A.**....      05/15/08      13.250+         657,500
      750  Inter Act Systems
            Incorporated**..........      08/01/03      14.000+         510,000
      500  KIII Communications
            Corporation.............      02/01/06       8.500          488,750
    1,000  NeoData Services
            Incorporated............      05/01/03      12.000        1,040,000
                                                                    -----------
                                                                      3,098,750
                                                                    -----------
 Packaging - 1.21%
      750  FSW International Finance
            Company B.V.**(2).......      11/01/06      12.500          778,125
                                                                    -----------
 Retail - 2.56%
    1,000  Brown Group Incorporated.      10/15/06       9.500        1,002,500
      625  CSK Auto Incorporated**..      11/01/06      11.000          643,750
                                                                    -----------
                                                                      1,646,250
                                                                    -----------
 Supermarkets & Drugstores - 1.10%
      700  Di Giorgio Corporation...      02/15/03      12.000          707,000
                                                                    -----------
 Transport Non-Air - 3.27%
    1,000  Gearbulk Holding Limited.      12/01/04      11.250        1,090,000
    1,000  Petro PSC Properties
            L.P.....................      06/01/02      12.500        1,010,000
                                                                    -----------
                                                                      2,100,000
                                                                    -----------
 Utilities - 1.01%
      625  Panda Funding
            Corporation**...........      08/20/12      11.625          653,125
                                                                    -----------
 Total Corporate Bonds (cost -
   $28,098,678)......................                                27,138,075
                                                                    -----------

PAINEWEBBER
 STRATEGIC INCOME FUND

 PRINCIPAL
  AMOUNT                                 MATURITY       INTEREST
   (000)                                   DATES         RATES        VALUE
 ---------                            --------------  -----------  -----------
 CONVERTIBLE BONDS - 0.16%
 Communications - 0.16%
 $    110  GST Telecommunciations
            Incorporated
            (cost - $63,723).......      12/15/05       13.875+%   $    99,000
                                                                   -----------
  NUMBER
    OF
  SHARES
  ------
 COMMON STOCK (A) - 1.89%
 Communications - 0.76%
   72,200  Viatel Incorporated...................................      487,350
                                                                   -----------
 Gaming - 1.13%
   58,152  Casino America Incorporated...........................      196,263
  102,958  Colorado Gaming & Entertainment Company...............      463,311
      299  SHRP Equity Incorporated..............................       68,770
                                                                   -----------
                                                                       728,344
                                                                   -----------
 Total Common Stock (cost - $1,049,097)..........................    1,215,694
                                                                   -----------
  NUMBER
    OF
 WARRANTS
 --------
 WARRANTS (A) - 0.84%
 Communications - 0.03%
    2,625  PageMart Nationwide Incorporated......................       18,703
                                                                   -----------
 Consumer Manufacturing - 0.43%
    1,000  AVI Holdings Incorporated.............................        5,000
    1,280  Chattem Incorporated..................................       15,680
    1,000  Decorative Home Accents...............................        6,000
    2,000  Icon Health & Fitness.................................      250,000
                                                                   -----------
                                                                       276,680
                                                                   -----------
 Food & Beverage - 0.07%
   30,000  Iowa Select Farms++...................................       45,000
                                                                   -----------
 Gaming - 0.04%
   10,295  Casino America Incorporated...........................       28,825
                                                                   -----------
 Homebuilding - 0.02%
    7,900  Capital Pacific Holdings Incorporated.................       10,665
                                                                   -----------
 Media - 0.09%
    2,000  Affiliated Newspapers.................................       60,000
                                                                   -----------
 Transport Non-Air - 0.16%
    2,000  Petro PSC Properties L.P..............................      100,000
                                                                   -----------
 Total Warrants (cost - $432,679)................................      539,873
                                                                   -----------
 Total High Yield Securities (cost - $29,644,177)................   28,992,642
                                                                   -----------

PAINEWEBBER
 STRATEGIC INCOME FUND

 PRINCIPAL
  AMOUNT                                 MATURITY       INTEREST
   (000)                                   DATES         RATES        VALUE
 ---------                            --------------  -----------  -----------
 REPURCHASE AGREEMENTS - 5.09%
 $  3,000  Repurchase Agreement
            dated 11/29/96, with
            Citibank Corporation,
            collateralized by
            $3,045,000 U.S.
            Treasury Notes, 5.625%
            due 10/31/97; proceeds:
            $3,001,418.............      12/02/96        5.670%    $ 3,000,000
      275  Repurchase Agreement
            dated 11/29/96, with
            State Street Bank and
            Trust Company,
            collateralized by
            $275,042 U.S. Treasury
            Notes, 5.250% due
            12/31/97; proceeds:
            $274,609...............      12/02/96        4.750         274,500
                                                                   -----------
 Total Repurchase Agreements (cost -
   $3,274,500)......................                                 3,274,500
                                                                   -----------
 INVESTMENTS OF CASH COLLATERAL FOR SECURITIES
  LOANED - 1.11%
      716  Repurchase Agreement
            dated 11/29/96, with
            State Street Bank and
            Trust Company,
            collateralized by
            $716,911 U.S. Treasury
            Notes, 5.250% due
            12/31/97; proceeds:
            $715,783 (cost -
             $715,500).............      12/02/96        4.750         715,500
                                                                   -----------
 Total Investments (cost - $62,014,785)--100.18%.................   64,410,549
 Liabilities in excess of other assets--(0.18)%..................    (116,421)
                                                                   -----------
 Net Assets - 100.00%............................................  $64,294,128
                                                                   ===========

--------
Note: The Global debt section of the portfolio of investments is listed by the issuer's country of origin.
* Stated in local currency.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
# Security represents a unit which is composed of the stated bond with attached warrants or common stock
@ Yield to maturity for discounted securities
+ Denotes a step-up bond or a zero coupon bond that converts to the noted fixed rate at a designated future date
++Illiquid securities representing 3.0% of portfolio assets
+++Variable+rate security, interest rate noted is current rate at November 30,
   1996.
(a) Non-income producing
(b) Reflects rate at November 30, 1996, on step coupon rate instruments
(1) With an additional 5,447,000 recoverable rights attached maturing on 06/30/03 with no market value
(2) A portion of security was on loan at November 30, 1996
DISC - Discount Bonds
DCB - Debt Conversion Bond
PAR - Par Bonds
PDI - Past Due Interest

FORWARD FOREIGN CURRENCY CONTRACTS

                                                                    UNREALIZED
                               CONTRACT TO  IN EXCHANGE  MATURITY  APPRECIATION
                                 DELIVER        FOR        DATE   (DEPRECIATION)
                               ----------- ------------- -------- --------------
British Pounds................     456,580 US$   762,489 12/31/96    $ (4,719)
Finnish Markka................   4,598,631 US$ 1,006,265 02/24/97       8,038
Spanish Pesetas............... 205,000,000 US$ 1,580,327 10/15/97       5,254
U.S. Dollars..................   1,027,007 FIM 4,598,631 02/24/97     (28,781)
                                                                     --------
                                                                     $(20,208)
                                                                     ========

--------
CURRENCY TYPE ABBREVIATION:
FIM - Finnish Markka

                 See accompanying notes to financial statements

PAINEWEBBER
 STRATEGIC INCOME FUND
              STATEMENT OF ASSETS AND LIABILITIES             NOVEMBER 30, 1996

Assets
Investments in securities, at value (cost - $62,014,785)......... $64,410,549
Cash.............................................................      54,305
Interest receivable..............................................     962,845
Deferred organization costs......................................     130,874
Receivable for shares of beneficial interest sold................      17,180
Unrealized appreciation on forward foreign currency contracts....      13,292
Other assets.....................................................      26,599
                                                                  -----------
Total assets.....................................................  65,615,644
                                                                  -----------
Liabilities
Collateral for securities loaned.................................     715,500
Payable for shares of beneficial interest repurchased............     376,635
Payable to affiliates............................................      84,094
Unrealized depreciation on forward foreign currency contracts....      33,500
Accrued expenses and other liabilities...........................     111,787
                                                                  -----------
Total liabilities................................................   1,321,516
                                                                  -----------
Net Assets
Beneficial interest - $0.001 par value (unlimited amount
 authorized).....................................................  71,187,517
Distributions in excess of net investment income.................     (85,990)
Accumulated net realized losses from investment transactions.....  (9,187,240)
Net unrealized appreciation of investments, other assets,
 liabilities and forward contracts denominated in foreign
 currencies......................................................   2,379,841
                                                                  -----------
Net assets....................................................... $64,294,128
                                                                  ===========
Class A:
Net assets....................................................... $ 9,943,946
                                                                  -----------
Shares outstanding...............................................   1,061,041
                                                                  -----------
Net asset and redemption value per share.........................       $9.37
                                                                        =====
Maximum offering price per share (net asset value plus sales
 charge of 4.00% of offering price)..............................       $9.76
                                                                        =====
Class B:
Net assets....................................................... $37,249,016
                                                                  -----------
Shares outstanding...............................................   3,979,153
                                                                  -----------
Net asset value and offering price per share.....................       $9.36
                                                                        =====
Class C:
Net assets....................................................... $17,101,166
                                                                  -----------
Shares outstanding...............................................   1,825,620
                                                                  -----------
Net asset value and offering price per share.....................       $9.37
                                                                        =====

                See accompanying notes to financial statements

PAINEWEBBER
 STRATEGIC INCOME FUND
              STATEMENT OF OPERATIONS           FOR THE PERIOD FEBRUARY 1, 1996
                                                         THROUGH NOVEMBER 30,
                                                                 1996

Investment Income:
Interest (net of foreign withholding taxes).........................  $5,197,583
                                                                      ----------
Expenses:
Investment advisory and administration..............................     407,534
Service fees - Class A..............................................      19,708
Service and distribution fees - Class B.............................     317,852
Service and distribution fees - Class C.............................     110,029
Legal and audit.....................................................     117,475
Reports and notices to shareholders.................................     113,470
State registration..................................................      74,311
Transfer agency and service fees....................................      52,733
Amortization of organizational expenses.............................      50,000
Custody and accounting..............................................      42,944
Trustees' fees......................................................      12,250
Other expenses......................................................      16,684
                                                                      ----------
                                                                       1,334,990
                                                                      ----------
Net investment income...............................................   3,862,593
                                                                      ----------
Realized and unrealized gains (losses) from investment activities:
Net realized gains (losses) from:
 Investment transactions............................................    (480,825)
 Foreign currency transactions......................................     212,221
Net change in unrealized appreciation/depreciation of:
 Investments........................................................   3,207,717
 Other assets, liabilities and forward contracts denominated in
  foreign currencies................................................    (261,752)
                                                                      ----------
Net realized and unrealized gains from investment activities........   2,677,361
                                                                      ----------
Net increase in net assets resulting from operations................  $6,539,954
                                                                      ==========

                See accompanying notes to financial statements

PAINEWEBBER
 STRATEGIC INCOME FUND
              STATEMENT OF CHANGES IN NET ASSETS

                                              FOR THE PERIOD
                                             FEBRUARY 1, 1996    FOR THE YEAR
                                                  THROUGH           ENDED
                                             NOVEMBER 30, 1996 JANUARY 31, 1996
                                             ----------------- ----------------
From operations:
Net investment income......................    $  3,862,593      $  5,789,252
Net realized losses from investment
 transactions..............................        (480,825)       (2,123,711)
Net realized gains from foreign currency
 transactions..............................         212,221           542,636
Net change in unrealized
 appreciation/depreciation of investments..       3,207,717         5,491,298
Net change in unrealized
 appreciation/depreciation of other assets,
 liabilities and forward contracts
 denominated in foreign currencies.........        (261,752)          199,054
                                               ------------      ------------
Net increase in net assets resulting from
 operations................................       6,539,954         9,898,529
                                               ------------      ------------
Dividends and distributions to shareholders
 from:
Net investment income - Class A............        (610,827)         (904,512)
Net investment income - Class B............      (2,231,468)       (3,321,067)
Net investment income - Class C............      (1,065,791)       (1,724,956)
Net realized gains from foreign currency
 transactions - Class A....................         --               (106,596)
Net realized gains from foreign currency
 transactions - Class B....................         --               (456,125)
Net realized gains from foreign currency
 transactions - Class C....................         --               (216,547)
                                               ------------      ------------
                                                 (3,908,086)       (6,729,803)
                                               ------------      ------------
From beneficial interest transactions:
Net proceeds from the sale of shares.......       6,348,425        18,385,013
Cost of shares repurchased.................     (16,393,834)      (28,444,356)
Proceeds from dividends reinvested.........       1,981,768         3,549,276
                                               ------------      ------------
Net decrease in net assets from beneficial
 interest transactions.....................      (8,063,641)       (6,510,067)
                                               ------------      ------------
Net decrease in net assets.................      (5,431,773)       (3,341,341)
Net assets:
Beginning of period........................      69,725,901        73,067,242
                                               ------------      ------------
End of period..............................    $ 64,294,128      $ 69,725,901
                                               ============      ============

                 See accompanying notes to financial statements

 NOTES TO FINANCIAL STATEMENTS
PAINEWEBBER
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PaineWebber Securities Trust ("Trust") was organized under Massachusetts law by a Declaration of Trust dated December 3, 1992 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company. The Trust is a series mutual fund with two funds: PaineWebber Strategic Income Fund (the "Fund") and PaineWebber Small Cap Fund. The financial statements of PaineWebber Small Cap Fund are not included herein. At a meeting held on July 24, 1996, the Board of Trustees elected to change the Fund's fiscal year end from January 31 to November 30.

Costs incurred by the Fund in connection with its organization and the registration of its shares have been deferred and are being amortized using the straight-line method over a period not to exceed 60 months from the commencement of operations.

Currently, the Fund offers Class A, Class B, Class C and Class Y (no Class Y shares were outstanding during the period) shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges, except that each class has exclusive voting rights with respect to its service and/or distribution plan.

The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of Investments - Securities which are listed on U.S. and foreign stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser and administrator of the Fund, as the primary market. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market ("Nasdaq") are valued at the last trade price on Nasdaq prior to the time of valuation; other OTC securities are valued at the last bid price available in the OTC market prior to the time of valuation. The

PAINEWEBBER

amortized cost method of valuation is used to value short-term debt instruments with sixty days or less remaining to maturity. Securities and assets for which market quotations are not readily available (including restricted securities subject to limitations as to their sale) are valued at fair value as determined in good faith by a management committee under the direction of the Trust's board of trustees. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund's custodian.

Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange ("NYSE"). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities or currency exchange rates occurred during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Trust's board of trustees.

Repurchase Agreements - The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

Investment Transactions and Investment Income - Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

PAINEWEBBER

Foreign Currency Translation - The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

  (1) market value of investment securities, other assets and liabilities - at the exchange rates prevailing at the end of the period.

  (2) purchases and sales of investment securities, income and expenses - at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values of the Fund are presented at the foreign exchange rates at the close of the period, the Fund does not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in market prices of securities. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to federal income tax regulations.

Forward Foreign Currency Contracts - The Fund may enter into forward foreign currency exchange contracts ("forward contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency.

The Fund has no specific limitation on the percentage of assets which may be committed to such contracts. The Fund may enter into forward contracts or maintain a net exposure to forward contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the position being hedged by such contracts or (2) the Fund maintains cash, U.S. government securities or liquid debt securities in a segregated account in an amount not less than the value of its total assets committed to the consummation of the forward contracts and not covered as provided in (1) above, as marked-to-market daily.

Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Fluctuations in the value of forward contracts are recorded for book purposes as unrealized gains or losses by the Fund. Realized gains and losses include net gains and losses recognized by the Fund on contracts which have matured.


Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax"

PAINEWEBBER
differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Fund is authorized to invest. The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country or region.

INVESTMENT ADVISER AND ADMINISTRATOR

The Trust's board of trustees has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at the annual rate of 0.75% of the Fund's average daily net assets. At November 30, 1996, the Fund owed Mitchell Hutchins $39,583 in investment advisory and administration fees.

DISTRIBUTION PLANS

Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of distribution pertaining to Class A, Class B and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at an annual rate of 0.75% and 0.50% of the average daily net assets of Class B shares and Class C shares, respectively. At November 30, 1996, the Fund owed Mitchell Hutchins $43,171 in service and distribution fees.

Mitchell Hutchins also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred

PAINEWEBBER
sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Fund that for the period February 1, 1996 through November 30, 1996, it earned $138,939 in sales charges.

SECURITY LENDING

The Fund may lend up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. The Fund will retain record ownership of loaned securities to exercise certain beneficial rights, however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Fund's lending agent is PaineWebber, who received no compensation from the Fund for the period February 1, 1996 through November 30, 1996.

As of November 30, 1996, the Fund's custodian held cash and cash equivalents having an aggregate value of $715,500 as collateral for portfolio securities loaned having a market value of $708,047.

TRANSFER AGENCY SERVICE FEES

The Fund pays PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account for certain services not provided by the Fund's transfer agent. For these services for the period February 1, 1996 through November 30, 1996, PaineWebber earned $14,226 in transfer agency service fees from the Fund. At November 30, 1996, the Fund owed PaineWebber $1,340 for transfer agency service fees.

INVESTMENTS IN SECURITIES

For federal income tax purposes, the cost of securities owned at November 30, 1996, was substantially the same as the cost of securities for financial statement purposes.

At November 30, 1996, the components of the net unrealized appreciation of investments were as follows:

Gross appreciation (investments having an excess of value over cost)............................................................  $ 5,469,997
Gross depreciation (investments having an excess of cost over val-
 ue)..............................................................   (3,074,233)
                                                                    -----------
Net unrealized appreciation of investments........................  $ 2,395,764
                                                                    ===========

PAINEWEBBER

For the period February 1, 1996 through November 30, 1996, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

Purchases........................................................... $61,792,332
Sales............................................................... $71,070,090

FEDERAL TAX STATUS

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

At November 30, 1996, the Fund had a net capital loss carryforward of $9,187,240 that will expire between November 30, 2002 and November 30, 2004. This loss carryforward is available as a reduction, to the extent provided in the regulations, of future net realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed.

To reflect reclassifications arising from permanent "book/tax" differences for the period February 1, 1996 through November 30, 1996, undistributed/distributions in excess of net investment income was increased by $212,221 and accumulated net realized gains/losses was decreased by $212,221. Permanent book/tax differences are attributable to foreign currency gains/losses.

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                               CLASS A                  CLASS B                  CLASS C
                         ---------------------  ------------------------  -----------------------
                          SHARES     AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT
                         --------  -----------  ----------  ------------  ----------  -----------
FOR THE PERIOD FEBRUARY
 1, 1996 THROUGH
 NOVEMBER 30, 1996:
Shares sold.............  149,291  $ 1,348,065     434,010  $  3,888,650     123,465  $ 1,111,710
Shares repurchased...... (299,165)  (2,692,557) (1,012,635)   (9,087,640)   (514,689)  (4,613,637)
Shares converted from
 Class B to Class A.....   80,606      726,982     (80,695)     (726,982)     --          --
Dividends reinvested....   35,352      317,151     109,948       984,803      75,838      679,814
                         --------  -----------  ----------  ------------  ----------  -----------
Net decrease............  (33,916) $  (300,359)   (549,372) $ (4,941,169)   (315,386) $(2,822,113)
                         ========  ===========  ==========  ============  ==========  ===========
FOR THE YEAR ENDED
 JANUARY 31, 1996:
Shares sold.............  256,146  $ 2,287,348   1,219,370  $ 10,908,042     580,404  $ 5,189,623
Shares repurchased...... (566,713)  (5,056,417) (1,574,328)  (14,041,862) (1,046,861)  (9,346,077)
Shares converted from
 Class B to Class A.....   53,359      481,701     (53,416)     (481,701)     --          --
Dividends reinvested....   56,384      500,385     201,919     1,791,441     141,690    1,257,450
                         --------  -----------  ----------  ------------  ----------  -----------
Net decrease............ (200,824) $(1,786,983)   (206,455) $ (1,824,080)   (324,767) $(2,899,004)
                         ========  ===========  ==========  ============  ==========  ===========

PAINEWEBBER
 STRATEGIC INCOME FUND

              FINANCIAL HIGHLIGHTS

              SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                 CLASS A
                          ------------------------------------------------------
                           For the Period                       For the Period
                          February 1, 1996       For the       February 7, 1994+
                               through          Year Ended          through
                          November 30, 1996 January 31, 1996** January 31, 1995
                          ----------------- ------------------ -----------------
Net asset value,
 beginning of period....        $8.99              $8.60             $10.00
                               ------             ------            -------
Net investment income...         0.57               0.67               0.74
Net realized and
 unrealized gains
 (losses) from
 investment and foreign
 currency...............         0.39               0.59              (1.49)
                               ------             ------            -------
Net increase (decrease)
 from investment
 operations.............         0.96               1.26              (0.75)
                               ------             ------            -------
Dividends from net
 investment income......        (0.58)             (0.77)             (0.65)
Distributions from net
 realized gains from
 foreign currency
 transactions...........          --               (0.10)               --
                               ------             ------            -------
Total dividends and
 distributions to
 shareholders...........        (0.58)             (0.87)             (0.65)
                               ------             ------            -------
Net asset value, end of
 period.................        $9.37              $8.99              $8.60
                               ======             ======            =======
Total investment
return (1)..............        11.14%             15.27%             (7.61)%
                               ======             ======            =======
Ratios/Supplemental
Data:
Net assets, end of
 period (000's).........       $9,944             $9,841            $11,148
Expenses to average net
 assets.................         1.89%*             1.74%              1.49%*
Net investment income to
 average net assets.....         7.69%*             8.52%              8.06%*
Portfolio turnover rate.          101%                91%               117%
------------------------

 + Commencement of issuance of shares
 * Annualized
(1) Total investment return is calculated assuming a $1,000 investment on the first day of the period, reinvestment of all dividends and other distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.
** Amounts for net investment income and net realized and unrealized gains
   (losses) from investments and foreign currency have been restated to conform to the November 30, 1996, presentation.

PAINEWEBBER
 STRATEGIC INCOME FUND


                      CLASS B                                               CLASS C
----------------------------------------------------- ----------------------------------------------------
 For the Period                      For the Period    For the Period                     For the Period
February 1, 1996       For the      February 7, 1994+ February 1, 1996      For the      February 7, 1994+
     through          Year Ended         through           through         Year Ended         through
November 30, 1996  January 31, 1996 January 31, 1995  November 30, 1996 January 31, 1996 January 31, 1995
-----------------  ---------------- ----------------- ----------------- ---------------- -----------------
       $8.98             $8.60            $10.00             $8.98            $8.60            $10.00
     -------           -------           -------           -------          -------           -------
        0.51              0.60              0.66              0.53             0.62              0.69
        0.39              0.59             (1.47)             0.40             0.59             (1.48)
     -------           -------           -------           -------          -------           -------
        0.90              1.19             (0.81)             0.93             1.21             (0.79)
     -------           -------           -------           -------          -------           -------
       (0.52)            (0.71)            (0.59)            (0.54)           (0.73)            (0.61)
         --              (0.10)              --                --             (0.10)              --
     -------           -------           -------           -------          -------           -------
       (0.52)            (0.81)            (0.59)            (0.54)           (0.83)            (0.61)
     -------           -------           -------           -------          -------           -------
       $9.36             $8.98             $8.60             $9.37            $8.98             $8.60
     =======           =======           =======           =======          =======           =======
       10.46%            14.37%            (8.22)%           10.80%           14.63%            (8.02)%
     =======           =======           =======           =======          =======           =======
     $37,249           $40,653           $40,710           $17,101          $19,232           $21,208
        2.63%*            2.49%             2.24%*            2.38%*           2.24%             1.98%*
        6.93%*            7.77%             7.46%*            7.19%*           8.03%             7.62%*
         101%               91%              117%              101%              91%              117%

 STRATEGIC INCOME FUND
PAINEWEBBER
REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of PaineWebber Strategic Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PaineWebber Strategic Income Fund (the "Fund") at November 30, 1996, the results of its operations for the period February 1, 1996 through November 30, 1996, the changes in its net assets for the period February 1, 1996 through November 30, 1996 and for the year ended January 31, 1996 and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion of these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
January 27, 1997

 STRATEGIC INCOME FUND
PAINEWEBBER
TAX INFORMATION

We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal period end (November 30, 1996), as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that all of the distributions paid by the Fund during the period were derived from net investment income and are taxable as ordinary income.

Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual reporting.

Because the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 1996. The second notification, which reflects the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 1997. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.